Property and Equipment (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 164	$ 202
Israel [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	76	85
Romania [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	88	116
United States [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 0	$ 1